CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
Iridium Communications Inc.	179,804	$4,703,673

Media - 0.6%
Integral Ad Science Holding Corp.	252,100	2,513,437	*

Total Communication Services		7,217,110

CONSUMER DISCRETIONARY - 7.4%
Automobile Components - 1.0%
Fox Factory Holding Corp.	80,539	4,193,666	*

Diversified Consumer Services - 0.6%
Duolingo Inc.	10,400	2,294,032	*

Hotels, Restaurants & Leisure - 3.8%
Dutch Bros Inc., Class A Shares	69,105	2,280,465	*
Wingstop Inc.	38,341	14,048,142

Total Hotels, Restaurants & Leisure		16,328,607

Household Durables - 0.6%
Installed Building Products Inc.	9,700	2,509,681

Specialty Retail - 1.4%
National Vision Holdings Inc.	275,642	6,108,227	*

Total Consumer Discretionary		31,434,213

CONSUMER STAPLES - 9.7%
Consumer Staples Distribution & Retail - 8.5%
BJ’s Wholesale Club Holdings Inc.	145,483	11,005,789	*
Casey’s General Stores Inc.	40,573	12,920,472
Grocery Outlet Holding Corp.	228,786	6,584,461	*
Performance Food Group Co.	78,766	5,879,094	*

Total Consumer Staples Distribution & Retail		36,389,816

Food Products - 0.3%
Calavo Growers Inc.	47,400	1,318,194

Personal Care Products - 0.9%
e.l.f. Beauty Inc.	16,600	3,254,098	*
Oddity Tech Ltd., Class A Shares	15,115	656,747	*

Total Personal Care Products		3,910,845

TOTAL CONSUMER STAPLES		41,618,855

ENERGY - 4.9%
Energy Equipment & Services - 3.7%
Cactus Inc., Class A Shares	161,280	8,078,515
ChampionX Corp.	216,848	7,782,675

Total Energy Equipment & Services		15,861,190

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report	1

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.2%
Matador Resources Co.	75,400	$5,034,458

Total Energy		20,895,648

FINANCIALS - 6.7%
Capital Markets - 4.0%
Hamilton Lane Inc., Class A Shares	92,203	10,396,810
PJT Partners Inc., Class A Shares	71,001	6,692,554

Total Capital Markets		17,089,364

Financial Services - 2.3%
NMI Holdings Inc., Class A Shares	65,300	2,111,802	*
Shift4 Payments Inc., Class A Shares	120,525	7,963,087	*

Total Financial Services		10,074,889

Insurance - 0.4%
Trupanion Inc.	58,239	1,607,979	*

Total Financials		28,772,232

HEALTH CARE - 18.8%
Biotechnology - 2.0%
Biohaven Ltd.	32,349	1,769,167	*
Insmed Inc.	45,000	1,220,850	*
Mirum Pharmaceuticals Inc.	18,900	474,768	*
Ultragenyx Pharmaceutical Inc.	52,821	2,466,212	*
Viking Therapeutics Inc.	32,800	2,689,600	*

Total Biotechnology		8,620,597

Health Care Equipment & Supplies - 3.6%
CONMED Corp.	19,400	1,553,552
Inari Medical Inc.	23,000	1,103,540	*
Insulet Corp.	12,176	2,086,966	*
Lantheus Holdings Inc.	26,300	1,636,912	*
Penumbra Inc.	39,726	8,866,049	*

Total Health Care Equipment & Supplies		15,247,019

Health Care Providers & Services - 5.9%
HealthEquity Inc.	87,432	7,137,074	*
Progyny Inc.	208,847	7,967,513	*
RadNet Inc.	43,900	2,136,174	*
Surgery Partners Inc.	272,498	8,128,616	*

Total Health Care Providers & Services		25,369,377

Health Care Technology - 1.4%
Certara Inc.	329,300	5,887,884	*
Definitive Healthcare Corp.	21,421	172,867	*

Total Health Care Technology		6,060,751

See Notes to Schedule of Investments.

2	ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 3.9%
Azenta Inc.	67,183	$4,049,791	*
CryoPort Inc.	91,025	1,611,143	*
ICON PLC	20,955	7,039,832	*
Medpace Holdings Inc.	9,400	3,799,010	*

Total Life Sciences Tools & Services		16,499,776

Pharmaceuticals - 2.0%
Intra-Cellular Therapies Inc.	84,048	5,816,122	*
Pacira BioSciences Inc.	92,952	2,716,057	*

Total Pharmaceuticals		8,532,179

TOTAL HEALTH CARE		80,329,699

INDUSTRIALS - 21.2%
Aerospace & Defense - 1.8%
BWX Technologies Inc.	31,900	3,273,578
Moog Inc., Class A Shares	28,300	4,518,095

Total Aerospace & Defense		7,791,673

Air Freight & Logistics - 1.6%
GXO Logistics Inc.	123,585	6,643,930	*

Building Products - 4.1%
Hayward Holdings Inc.	180,820	2,768,354	*
Trex Co. Inc.	148,527	14,815,569	*

Total Building Products		17,583,923

Electrical Equipment - 1.4%
Bloom Energy Corp., Class A Shares	256,769	2,886,083	*
Shoals Technologies Group Inc., Class A Shares	275,315	3,078,022	*

Total Electrical Equipment		5,964,105

Ground Transportation - 2.3%
XPO Inc.	80,680	9,845,380	*

Machinery - 5.3%
Albany International Corp., Class A Shares	46,280	4,327,643
RBC Bearings Inc.	40,236	10,877,803	*
Tennant Co.	61,897	7,527,294

Total Machinery		22,732,740

Professional Services - 1.3%
Paycor HCM Inc.	293,326	5,702,257	*

Trading Companies & Distributors - 3.4%
H&E Equipment Services Inc.	151,322	9,711,846
McGrath RentCorp.	25,200	3,108,924
Xometry Inc., Class A Shares	101,387	1,712,426	*

Total Trading Companies & Distributors		14,533,196

TOTAL INDUSTRIALS		90,797,204

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report	3

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 0.4%
Viavi Solutions Inc.	200,078	$1,818,709	*

Electronic Equipment, Instruments & Components - 2.0%
Brain Corp.	52,367	276,262	*(a)(b)(c)
nLight Inc.	85,280	1,108,640	*
Novanta Inc.	15,300	2,673,981	*
OSI Systems Inc.	30,443	4,347,869	*

Total Electronic Equipment, Instruments & Components		8,406,752

IT Services - 2.1%
Wix.com Ltd.	63,247	8,695,198	*

Semiconductors & Semiconductor Equipment - 5.4%
Allegro MicroSystems Inc.	228,615	6,163,460	*
Lattice Semiconductor Corp.	119,350	9,336,751	*
Monolithic Power Systems Inc.	11,391	7,716,491

Total Semiconductors & Semiconductor Equipment		23,216,702

Software - 15.1%
Aspen Technology Inc.	27,388	5,841,313	*
Blackbaud Inc.	30,000	2,224,200	*
Envestnet Inc.	88,974	5,152,484	*
Intapp Inc.	37,700	1,293,110	*
Jamf Holding Corp.	158,895	2,915,723	*
Klaviyo Inc., Class A Shares	129,449	3,298,361	*
Model N Inc.	202,307	5,759,680	*
nCino Inc.	97,600	3,648,288	*
PagerDuty Inc.	315,554	7,156,765	*
Qualys Inc.	26,365	4,399,528	*
Sprout Social Inc., Class A Shares	154,250	9,210,267	*
Varonis Systems Inc.	232,567	10,970,185	*
Zeta Global Holdings Corp., Class A Shares	242,070	2,645,825	*

Total Software		64,515,729

TOTAL INFORMATION TECHNOLOGY		106,653,090

MATERIALS - 2.6%
Chemicals - 2.6%
Arcadium Lithium PLC	281,076	1,211,438	*
Balchem Corp.	38,456	5,958,757
Element Solutions Inc.	163,400	4,081,732

Total Materials		11,251,927

TOTAL COMMON STOCKS (Cost - $277,409,370)		418,969,978

See Notes to Schedule of Investments.

4	ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.4%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Caris Life Sciences Inc., Series C	—	183,481	$389,959	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	31,383	188,256	*(a)(b)(c)

Total Health Care			578,215

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Brain Corp.	—	170,237	898,084	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $1,658,695)			1,476,299

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $279,068,065)			420,446,277

SHORT-TERM INVESTMENTS - 1.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.155%	3,744,473	3,744,473	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.242%	3,744,473	3,744,473	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,488,946)			7,488,946

TOTAL INVESTMENTS - 100.1% (Cost - $286,557,011)			427,935,223
Liabilities in Excess of Other Assets - (0.1)%			(547,855)

TOTAL NET ASSETS - 100.0%			$427,387,368

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2024, the total market value of investments in Affiliated Companies was $3,744,473 and the cost was $3,744,473 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6	ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Information Technology	$106,376,828	—	$276,262	$106,653,090
Other Common Stocks	312,316,888	—	—	312,316,888
Preferred Stocks:
Health Care	—	—	578,215	578,215
Information Technology	—	—	898,084	898,084

Total Long-Term Investments	418,693,716	—	1,752,561	420,446,277

Short-Term Investments†	7,488,946	—	—	7,488,946

Total Investments	$426,182,662	—	$1,752,561	$427,935,223

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,472,870	$8,887,406	8,887,406	$13,615,803	13,615,803	—	$41,897	—	$3,744,473

8	ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2024	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	52,367	3/21	$228,844	$276,262	$5.28	0.07%
Brain Corp., Preferred Shares	170,237	4/20, 11/20	898,085	898,084	5.28	0.21%
Caris Life Sciences Inc., Series C, Preferred Shares	183,481	10/20	506,408	389,959	2.13	0.09
Caris Life Sciences Inc., Series D, Preferred Shares	31,383	5/21	254,202	188,256	6.00	0.04

			$1,887,539	$1,752,561		0.41%

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report	9